Employee Benefit Plans (Details) - USD ($)			12 Months Ended
	Jan. 01, 2017	Feb. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Plans
Profit sharing contributions			$ 0	$ 0
Employer matching contribution		50.00%
Contribution by employees		4.00%
Employer contribution to Plan			$ 655,000
3% contributed by employees
Employee Benefit Plans
Employer matching contribution	100.00%
Contribution by employees	3.00%
2% contributed by employees
Employee Benefit Plans
Employer matching contribution	50.00%
Contribution by employees	2.00%